Consolidated Statements of Cash Flows (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Operating activities
Net (loss) income	$ (32,124)	$ 19,947	$ 10,841
Adjustments to reconcile (loss) income from continuing operations to net cash provided by operating activities:
Bad debt expense	1,686	5,753	1,906
Impairment of property, equipment, and intangibles	46,423	0	2,272
Depreciation	22,842	15,639	10,503
Amortization of intangibles	31,675	28,753	24,316
Loss (gain) on sale of assets	189	191	(120)
Noncash stock compensation expense	11,493	16,652	8,550
Excess tax benefit from exercise of stock options	(6,845)	(6,944)	(1,866)
Amortization of debt issuance costs	6,863	1,841	1,374
Noncash interest expense, net	936	1,184	1,419
Deferred income tax (benefit) expense	(25,065)	4,512	5,132
Changes in assets and liabilities, net of acquisitions:
Accounts receivable	11,780	(18,446)	(15,242)
Prepaid expenses and other assets	(3,928)	(2,446)	(409)
Other long-term assets	(3,076)	(4,560)	(2,677)
Accounts payable	14,121	7,707	2,996
Accrued revenue share obligations and rebates	3,575	2,250	(300)
Accrued payroll and benefits	(760)	(9,068)	1,364
Other accrued expenses	12,554	(3,847)	(1,403)
Deferred revenue	13,572	1,185	3,472
Cash provided by operating activities	105,911	60,303	52,128
Investing activities
Purchases of property, equipment and software	(12,758)	(11,785)	(6,895)
Capitalized software development costs	(17,968)	(16,402)	(11,129)
Acquisitions, net of cash acquired (Note 5)	(749,055)	(18,275)	(209,972)
Cash used in investing activities	(779,781)	(46,462)	(227,996)
Financing activities
Decrease in restricted cash			20
Proceeds from notes payable	655,000	71,797	198,999
Proceeds from bonds payable	325,000
Repayment of notes payable	(235,161)	(102,262)	(151,658)
Repayment of finance obligations	(658)	(658)	(648)
Debt issuance costs	(46,516)		(6,167)
Excess tax benefit from exercise of stock options	6,845	6,944	1,866
Payment of note receivable to stockholders			92
Issuance of common stock, net of offering costs (Notes 9 and 10)	10,698	10,407	1,841
Cash provided by (used in) financing activities	715,208	(13,772)	44,345
Net increase (decrease) in cash and cash equivalents	41,338	69	(131,523)
Cash and cash equivalents, beginning of period	5,498	5,429	136,952
Cash and cash equivalents, end of period	46,836	5,498	5,429
Supplemental disclosure of non-cash investing and financing
Issuance of restricted common stock for services received		369	94
Issuance of common stock - acquisition			$ 129,387